ACQUISITION - Components of the fair value of consideration transferred (Details) - Unsplash Inc. $ in Thousands	Apr. 01, 2021 USD ($)
ACQUISITION
Cash	$ 95,418
Contingent Consideration	13,200
Total fair value of consideration transferred	$ 108,618